Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables	6 Months Ended
Jun. 30, 2026
Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables [Abstract]
Realized and net change in unrealized gains and (losses) on ETP payables
18.	Realized and net change in unrealized gains and (losses) on ETP payables

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Realized gain / (loss) on ETPs	$20,803,293	$10,926,602	$52,322,223	$(6,800,443)
Unrealized gain / (loss) on ETPs	50,005,898	(117,341,482)	192,599,824	180,609,518
	$70,809,191	$(106,414,880)	$244,922,047	$173,809,075